Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Shareholder Remuneration System And Earnings Per Share [Abstract]
Schedule of distribution of the Bank's net profit
The distribution of the Bank's current annual results that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

EUR million
To dividends	3,520
Dividend paid at 31 DecemberA	1,699
Complementary dividendB	1,821
To voluntary reservesC	7,593
Net profit for the year	11,113
A.Total amount paid as interim dividend, at the rate of EUR 11.5 fixed cents per eligible share (recorded in 'Shareholders' equity - Interim dividends').
B.Fixed complementary dividend of EUR 12.5 gross cents per eligible share, payable in cash as from 5 May 2026. The total amount has been estimated on the assumption that, as a result of the partial implementation of the buyback program announced on February 3, 2026, the number of the Bank's outstanding shares eligible for the dividend will be 14,568,470,446 and that, as envisaged, the capital increase submitted to the 2026 general meeting under item 6.C of the agenda will not be executed before 5 May 2026. Therefore, the total amount of the complementary dividend may be lower if more shares than initially envisaged are acquired under the buy-back programme, or higher if fewer shares are acquired under the buy-back programme or if the capital increase submitted to this general meeting under item 6.C of the agenda is executed before 5 May 2026.
C.Estimated amount corresponding to a complementary dividend of EUR 1,821,058,805.75. To be increased or reduced by the same amount by which the total amount of the final dividend is lower or higher, respectively, than its estimated amount.

Schedule of provisional accounting statement for interim dividend

EUR million
31 August 2025
Profit before taxes	6,193
Tax expense	635
Dividends paid in cash	—
Distributable maximum amount	5,558
Available liquidity	96,923

Schedule of basic and diluted earnings per share
Accordingly:

	2025	2024	2023
Profit (Loss) attributable to the Parent (EUR million)	14,101	12,574	11,076
Remuneration of PPCC and PPCA (EUR million) (note 23)	(622)	(620)	(492)
	13,479	11,954	10,584
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	962	822	717
Profit (Loss) from continuing operations (non-controlling interest and PPCC and PPCA net) (EUR million)	12,517	11,132	9,867
Weighted average number of shares outstanding	14,890,304,840	15,497,607,269	16,172,084,714
Basic earnings (Loss) per share (euros)	0.905	0.771	0.654
Of which, from discounted operations (euros)	0.065	0.053	0.044
Basic earnings (Loss) per share from continuing operations (euros)	0.840	0.718	0.610
Accordingly, diluted earnings/loss per share were determined as follows:

	2025	2024	2023
Profit (Loss) attributable to the Parent (EUR million)	14,101	12,574	11,076
Remuneration of PPCC and PPCA (EUR million) (Note 23)	(622)	(620)	(492)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	13,479	11,954	10,584
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	962	822	717
Profit (Loss) from continuing operations (net of non-controlling interests and PPCC and PPCA) (EUR million)	12,517	11,132	9,867
Weighted average number of shares outstanding	14,890,304,840	15,497,607,269	16,172,084,714
Dilutive effect of options/rights on shares	85,269,647	70,110,570	75,180,407
Adjusted number of shares	14,975,574,487	15,567,717,839	16,247,265,121
Diluted earnings (Loss) per share (euros)	0.900	0.768	0.651
Of which, from discounted operations (euros)	0.064	0.053	0.044
Diluted earnings (Loss) per share from continuing operations (euros)	0.836	0.715	0.607